Long Term Debt - WildHorse Resources Revolving Credit Facility and Second Lien Facility - Additional Information (Detail) - USD ($)			12 Months Ended
	Jun. 13, 2013	Apr. 03, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 18, 2014
Debt Obligations [Line Items]
Cash distribution paid				$ 732,362,000
Loss on extinguishment of debt			$ 37,248,000
Revolving Credit Facility [Member]
Debt Obligations [Line Items]
Line of credit facility, aggregate maximum borrowing amount					$ 2,000,000,000
Revolving Credit Facility [Member] | WildHorse Resources, LLC [Member]
Debt Obligations [Line Items]
Line of credit facility, aggregate maximum borrowing amount		$ 1,000,000,000
Line of credit, minimum collateral percentage		80.00%
Revolving Credit Facility [Member] | WildHorse Resources, LLC [Member] | Second Lien Term Loan [Member]
Debt Obligations [Line Items]
Line of credit facility, aggregate maximum borrowing amount	$ 325,000,000
Line of credit, minimum collateral percentage	80.00%
Cash distribution paid	$ 225,000,000
Loss on extinguishment of debt			$ 13,700,000
Revolving Credit Facility [Member] | WildHorse Resources, LLC [Member] | Second Lien Term Loan [Member] | Alternative Base Rate
Debt Obligations [Line Items]
Debt instrument interest rate	5.25%
Revolving Credit Facility [Member] | WildHorse Resources, LLC [Member] | Second Lien Term Loan [Member] | London Interbank Offered Rate (LIBOR)
Debt Obligations [Line Items]
Debt instrument interest rate	6.25%